OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER RESERVES (Tables) [Line Items]
Disclosure of Merger Reserve [text block]	The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations and exchange differences arising on financial instruments designated as hedges of the Group’s net investment in foreign operations

	2019 £m	2018 £m	2017 £m
Merger reserve
At 1 January	7,766	7,766	7,766
Redemption of preference shares (note 41)	(3)	–	–
At 31 December	7,763	7,766	7,766

Disclosure of capital redemption reserve text block
	2019 £m	2018 £m	2017 £m
Capital redemption reserve
At 1 January	4,273	4,115	4,115
Shares cancelled under share buyback programmes (see below)	189	158	–
At 31 December	4,462	4,273	4,115

Financial assets available-for-sale, category [member]
OTHER RESERVES (Tables) [Line Items]
Disclosure of Movement in Other Reserves [text block]	Movements in other reserves were as follows:

2017 £m
Revaluation reserve in respect of available-for-sale financial assets
At 1 January	759

Change in fair value of available-for-sale financial assets	303
Deferred tax	(26)
Current tax	(4)
273
Income statement transfers:
Disposals (note 9)	(446)
Deferred tax	93
Current tax	–
(353)

Impairment	6
Deferred tax	–
6
At 31 December	685

Reserve of cash flow hedges [member]
OTHER RESERVES (Tables) [Line Items]
Disclosure of Movement in Other Reserves [text block]

	2019 £m	2018 £m	2017 £m
Cash flow hedging reserve
At 1 January	1,051	1,405	2,136
Change in fair value of hedging derivatives	1,209	234	(363)
Deferred tax	(303)	(69)	121
	906	165	(242)
Income statement transfers	(608)	(701)	(651)
Deferred tax	155	182	162
	(453)	(519)	(489)
At 31 December	1,504	1,051	1,405

Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
OTHER RESERVES (Tables) [Line Items]
Revaluation reserve in respect of debt securities text block
	2019 £m	2018 £m
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	279	472

Change in fair value	(30)	(37)
Deferred tax	10	35
	(20)	(2)
Income statement transfer in respect of disposals (note 9)	(196)	(275)
Deferred tax	61	84
	(135)	(191)
Impairment recognised in the income statement	(1)	–
At 31 December	123	279

Revaluation reserve in respect of equity shares text block

	2019 £m	2018 £m
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 1 January	5	(49)

Change in fair value	–	(97)
Deferred tax	12	22
	12	(75)
Realised gains and losses transferred to retained profits	14	151
Deferred tax	(12)	(22)
	2	129
At 31 December	19	5

Foreign currency translation reserve [member]
OTHER RESERVES (Tables) [Line Items]
Disclosure of Movement in Other Reserves [text block]

	2019 £m	2018 £m	2017 £m
Foreign currency translation reserve
At 1 January	(164)	(156)	(124)
Currency translation differences arising in the year	(12)	(8)	(21)
Foreign currency gains on net investment hedges (tax: £nil)	–	–	(11)
At 31 December	(176)	(164)	(156)

Other reserves [member]
OTHER RESERVES (Tables) [Line Items]
Disclosure of other reserves [text block]
	2019 £m	2018 £m	2017 £m
Other reserves comprise:
Merger reserve	7,763	7,766	7,766
Capital redemption reserve	4,462	4,273	4,115
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	123	279
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	19	5
Revaluation reserve in respect of available-for-sale financial assets			685
Cash flow hedging reserve	1,504	1,051	1,405
Foreign currency translation reserve	(176)	(164)	(156)
At 31 December	13,695	13,210	13,815